Leases (Schedule of Supplemental Balance Sheet Information Operating Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases:
Operating leases right-of-use	$ 9,913	$ 3,783
Current operating lease liabilities	1,813	1,090
Non-current operating lease liabilities	8,282	2,693
Total operating lease liabilities	$ 10,095	$ 3,783
Weighted average remaining lease term Operating leases	8 years 2 months 12 days	4 years 9 months 18 days
Weighted average discount rate Operating leases	2.40%	3.30%